Goodwill - Summary of Reconciliation of Goodwill (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in goodwill [abstract]
Balance at start of year	£ 8,009	£ 7,592
Translation adjustment	(169)	417
Balance at end of year	£ 7,840	£ 8,009